PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30,	December 31,
	2023	2022
Property and equipment	$1,300,521	$3,942,421
Leasehold improvements	46,934	46,934
Property and equipment at cost	1,347,455	3,989,355
Less - accumulated depreciation	(441,767)	(2,055,484)
Property and equipment, net	$905,688	$1,933,871